Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense (benefit)

Income tax expense (benefit) consisted of the following for the years ended December 31:

	2024	2023
Current tax expense:
Federal	$-	$-
State	581	-
Foreign	-	-
Current provision for income taxes	$581	$-
Deferred taxes:
Federal	$4,045,818	$397,951
State	105,464	27,676
Foreign	10,338	-
Change in valuation allowance	(4,161,621)	(425,627)
Deferred provision for income taxes	$-	$-
Net income tax expense	$581	$-

Schedule of Deferred Taxes

The tax effects of temporary differences that give rise to significant portions of the deferred taxes consist of the following at December 31:

	2024	2023
Deferred tax asset (liability):
Accrual to cash adjustment	$729,287	$-
Charitable contributions	1,618	109
Change in fair value of SAFE agreements	3,106,508	-
R&D expenditures	359,433	255,835
R&D tax credit carryovers	239,142	43,669
Right-of-use asset	(65,999)	-
Lease liability	56,893	-
Stock options	55,481	-
Federal net operating loss carryforwards	304,628	343,123
Foreign net operating loss carryforwards	10,338	-
State net operating loss carryforwards	7,028	-
Valuation allowance	(4,804,357)	(642,736)
Net deferred taxes	$-	$-